Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
FairValueMeasurementsLineItems [Line Items]
Fair Value Measurements

7. Fair Value Measurements

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (amounts in thousands):

	March 31, 2026
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Warrant liabilities	$-	$-	$52	$52
Total liabilities	$-	$-	$52	$52

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	$-	$-	$5,739	$5,739
Warrant liabilities	-	-	2,934	2,934
SAFE liabilities	-	-	10,109	10,109
Total liabilities	$-	$-	$18,782	$18,782

There were no transfers between levels 1, 2, or 3, of such instruments during the three months ended March 31, 2026 or during the year ended December 31, 2025.

SAFEs

Since inception, the Company has issued SAFEs to various investors. The SAFEs are classified as liabilities and measured at fair value under the fair value option elected in accordance with ASC 825, Financial Instruments.

The following table summarizes the change in SAFE fair value for the three months ended March 31, 2026 and 2025 (amounts in thousands):

		Related Party
	SAFE	SAFE
	Liabilities	Liabilities	Total
Balance at January 1, 2026	$5,594	$4,515	$10,109
Change in fair value	504	139	643
Conversion to equity	(6,098)	(4,654)	(10,752)
Balance at March 31, 2026	$-	$-	$-

		Related Party
	SAFE	SAFE
	Liabilities	Liabilities	Total
Balance at January 1, 2025	$5,925	$1,748	$7,673
Change in fair value	(454)	(129)	(583)
Balance at March 31, 2025	$5,471	$1,619	$7,090

In connection with the Series A-I Closing in January and February 2026, all outstanding SAFEs converted into 1,373,131 shares of Series A-I redeemable convertible preferred stock and 738,035 shares of Series A-II redeemable convertible preferred stock, and the SAFE liabilities of $10.1 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion. See Note 10 for additional information.

The fair value of the SAFEs was equal to the fair value of the underlying Series A-I and Series A-II redeemable convertible preferred stock which they converted into in the first quarter of 2026. The fair value of the Series A-I redeemable convertible preferred stock was determined based on the $4.89 per share price at which the Company issued Series A-I redeemable convertible preferred stock for cash to unrelated investors in the Series A-I Closing, representing a contemporaneous arm’s-length transaction in the identical security. The fair value of the Series A-II redeemable convertible preferred stock was estimated using an option pricing model (“OPM”) under the Black-Scholes framework. The OPM treats each class of equity securities as a call option on the Company’s total equity value, with exercise prices defined by the liquidation preferences, conversion thresholds, and participation rights of each class. The Company estimated its total equity value with reference to the $4.89 per share price at which the Series A-I Preferred Stock was issued to unrelated investors for cash, and allocated that equity value across each class of outstanding equity securities, including the Series A-II Preferred, giving effect to the full rights and preferences of each class, including the applicable liquidation preference. The per share fair value of the Series A-II Preferred Stock determined under this approach was $5.47 per share, derived using the following inputs:

As of January 12,
2026
Equity value	$99,868
Expected term to liquidity (in years)	3.0
Equity volatility	75%
Risk-free rate	3.8%

The fair value of SAFEs at December 31, 2025 was estimated using a probability-weighted scenario analysis combined with a Black-Scholes option pricing model. Under this approach, three potential settlement outcomes are modeled for each SAFE: (i) an equity financing, in which the SAFEs automatically convert into shares of redeemable convertible preferred stock at a price based on the lower of the price per share paid by new investors or the price implied by the applicable post-money valuation cap; (ii) a liquidity event, in which the SAFEs convert into the greater of the cash-out amount (the original purchase amount) or the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price; and (iii) a dissolution event, in which SAFE holders receive a pro rata portion of remaining proceeds, subject to the liquidation priority provisions of the SAFE agreements. The fair value of each scenario comprises the present value of the bond-like payoff component plus the value of an embedded call option representing incremental equity upside above the SAFE conversion price. The scenario values are then probability-weighted to arrive at the indicated fair value for each SAFE series.

The significant inputs used in the Level 3 fair value measurement of the SAFEs are as follows:

As of December 31,
2025
Equity value	$111,800
Volatility	32.0% - 32.5%
Discount rate	3.8% - 9.2%
Expected term to event (in years)	0.13 - 0.75
Probability of equity financing	85.0%
Probability of liquidity event	12.5%
Probability of dissolution event	2.5%

The equity value used in the December 31, 2025 measurement reflects an estimate developed under the probability-weighted scenario analysis described above, which incorporates the rights and preferences of the outstanding instruments and short-term settlement probabilities as of that date. It is not directly comparable to the equity value used to measure the fair value of the Series A redeemable convertible preferred stock upon conversion in the first quarter of 2026, which was derived by calibrating an option pricing model to the $4.89 per share cash price of the Series A-I financing with certain non-standard preferred rights excluded for purposes of the calibration. Accordingly, the difference between the equity values used in the two measurements reflects the different valuation methodologies and bases applied at each date and does not represent a decline in the estimated value of the Company.

Convertible promissory notes

The Company’s convertible promissory notes are measured at fair value on a recurring basis and are classified within Level 3 of the fair value hierarchy under ASC 820, Fair Value Measurement, as the fair value measurements incorporate significant unobservable inputs.

The following table summarizes the change in convertible promissory note fair value for the three months ended March 31, 2026 and 2025 (amounts in thousands):

		Related Party
	Convertible	Convertible
	Promissory	Promissory
	Notes	Notes	Total
Balance at January 1, 2026	$4,965	$774	$5,739
Change in fair value	2,986	463	3,449
Repayment of interest, including $20 PIK interest	(80)	-	(80)
Conversion to equity	(7,871)	(1,237)	(9,108)
Balance at March 31, 2026	$-	$-	$-

		Related Party
	Convertible	Convertible
	Promissory	Promissory
	Notes	Notes	Total
Balance at January 1, 2025	$3,728	$520	$4,248
Change in fair value	239	31	270
Repayment of interest, including $16 PIK interest	(61)	-	(61)
Balance at March 31, 2025	$3,906	$551	$4,457

On March 30, 2026 all outstanding convertible promissory notes and accrued interest, inclusive of $0.6 million of default interest, converted into 122,744 shares of Series A-I redeemable convertible preferred stock and 1,121,204 shares of Series A-III redeemable convertible preferred stock. The convertible promissory note liabilities of $5.7 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion. See Note 8 for additional information. The execution of the Merger Agreement on March 6, 2026 (see Note 1) constituted a Corporate Transaction under the note agreements, which triggered the conversion of the convertible promissory notes and related accrued and default interest, following the satisfaction of the related conditions, including the requisite noteholder approval and other administrative steps, which were completed on March 30, 2026. The fair value of the convertible promissory notes and related accrued interest was equal to the fair value of the underlying Series A-I and Series A-III redeemable convertible preferred stock into which they converted.

The execution of the Merger Agreement also identified a potential near-term public listing of the Company as a discrete future outcome that a market participant would consider in measuring fair value as of the March 30, 2026 conversion date. Accordingly, the Company estimated the fair value of the underlying Series A-I and Series A-III Preferred Stock under a probability-weighted expected return method (“PWERM”) that weighted two scenarios: a going-concern scenario, in which the Company continues to operate as a standalone private entity, and an exit scenario reflecting a possible public listing of the Company in connection with the Merger. Under the going-concern scenario, the Company estimated its total equity value using an option pricing model (“OPM”) under the Black-Scholes framework, with equity value estimated with reference to the $4.89 per share price at which the Series A-I Preferred Stock was issued to unrelated investors for cash in the Series A financing. Under the exit scenario, the Company estimated its equity value based on a potential public listing valuation, discounted to the conversion date. The scenario values were probability-weighted to derive a probability-weighted equity value, which was then allocated across each class of outstanding equity securities, including the Series A-I and Series A-III Preferred, giving effect to the full rights and preferences of each class. The weightings reflect that, as of the conversion date, completion of the public listing was not probable and remained subject to significant conditions and uncertainties, as further described in Note 1 and Note 2. The per share fair values of the Series A-I and Series A-III Preferred Stock determined under this approach were $7.44 and $7.31 per share, respectively. The per share fair value of the Series A-I Preferred Stock for purposes of the note conversion reflects its measurement as of the March 30, 2026 conversion date, which differs from the $4.89 per share fair value applied to the Series A-I Preferred Stock issued upon the conversion of the SAFEs in January 2026, prior to execution of the Merger Agreement.

The probability-weighted fair values were derived using the significant inputs set forth below:

As of March 30,
2026
Equity value	$173,534
Weighting of exit scenario	40%
Weighting of going concern scenario	60%
Expected term to liquidity (in years)	3.0
Equity volatility	75%
Risk-free rate	3.8%

The fair value of the convertible promissory notes at December 31, 2025 was determined using a probability-weighted scenario analysis and a Black-Scholes option pricing model for the embedded conversion feature. The valuation models four possible outcomes: (1) an equity financing event, (2) a corporate transaction, (3) repayment at maturity, and (4) dissolution. Each scenario is assigned a probability weighting based on management’s assessment of the likelihood of occurrence. Under each scenario, the bond component is valued using a discounted cash flow approach at an adjusted yield derived from the migrated market yield for similar credit rated debt instruments. The conversion feature is valued as a call option using the Black-Scholes model.

The significant inputs used in the Level 3 fair value measurement of convertible promissory notes are as follows:

As of December 31,
2025
Equity value	$111,800
Volatility	57.0%
Discount rate	20.3% - 35.5%
Expected term to event (in years)	0.13 - 0.83
Probability of equity financing	85.0%
Probability of corporate transaction	10.0%
Probability of maturity	2.5%
Probability of dissolution	2.5%

Warrant liabilities

The following table summarizes the change in liability-classified warrant fair value for the three months ended March 31, 2026 and 2025 (amounts in thousands):

		Related Party
	Warrant	Warrant
	Liabilities	Liabilities	Total
Balance at January 1, 2026	$2,689	$245	$2,934
Additions	52	-	52
Change in fair value	7,615	847	8,462
Change in classification to equity	(10,304)	(1,092)	(11,396)
Balance at March 31, 2026	$52	$-	$52

		Related Party
	Warrant	Warrant
	Liabilities	Liabilities	Total
Balance at January 1, 2025	$830	$119	$949
Change in fair value	372	53	425
Balance at March 31, 2025	$1,202	$172	$1,374

In connection with the Series A-I Closing in January and February 2026 and contemporaneous with the execution of the Merger Agreement, the Company’s outstanding convertible promissory notes converted in full into Series A-I and Series A-III redeemable convertible preferred stock. As a result, the underlying share counts of the Secured Promissory Note Warrants and the Default Warrants became fixed at the conversion-date fully diluted capitalization, and the warrants thereafter satisfied the indexation criteria of ASC 815-40-15. The Company recognized a final remeasurement of the fair values of these warrants through earnings as of the reclassification date and reclassified the carrying amount to additional paid-in capital. See Note 9 for additional information.

During the three months ended March 31, 2026, the Company issued 36,822 warrants to a placement agent (see Note 9). The fair value of the placement agent warrants was estimated on the date of issuance using a Black-Scholes OPM with the following inputs:

The Company’s liability-classified warrants, comprising the Secured Promissory Note Warrants and Default Warrants prior to their reclassification to equity and the Placement Agent Warrant, were measured at fair value on a recurring basis and were classified within Level 3 of the fair value hierarchy under ASC 820. The fair value of these warrants was estimated using a Black-Scholes option pricing model. The significant weighted average inputs used across these instruments are presented below:

Stock price - common	$4.28
Risk-free interest rate	4.0%
Expected term (years)	5.0
Expected volatility	62.4%
Expected dividend yield	0.0%

Due to the short duration of time between the initial estimate of fair value of the placement agent warrants on February 9, 2026, and the fair value remeasurement date of March 31, 2026, the Company estimated that the change in fair value of the warrant liabilities is insignificant. Therefore, the Company has presented the fair value of the placement agent warrant liabilities to be approximately $52,000 at both the date of recognition and March 31, 2026 in the condensed financial statements.

The significant inputs used in the Level 3 fair value measurement of the warrant liabilities at December 31, 2025 are as follows:

As of December 31,
2025
Equity value	$111,800
Fully diluted capitalization (shares)	20,013,152
Equity ownership percentage (per warrant)	0.5% - 6.0%

7. Fair Value Measurements

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (amounts in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	$-	$-	$5,739	$5,739
Warrant liabilities	-	-	2,934	2,934
SAFE liabilities	-	-	10,109	10,109
Total liabilities	$-	$-	$18,782	$18,782

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	-	-	4,248	4,248
Warrant liabilities	-	-	949	949
SAFE liabilities	-	-	7,673	7,673
Total liabilities	$-	$-	$12,870	$12,870

There were no transfers between levels 1, 2, or 3, of such instruments during the years ended December 31, 2025 and 2024.

SAFEs

Since inception, the Company has issued SAFEs to various investors. The SAFEs are classified as liabilities and measured at fair value under the fair value option elected in accordance with ASC 825, Financial Instruments. Refer to Note 3 for additional information regarding the Company’s accounting policy for SAFEs.

The following table summarizes the change in SAFE fair value for the years ended December 31, 2025 and 2024 (amounts in thousands):

		Related Party
	SAFE	SAFE
	Liabilities	Liabilities	Total
Balance at January 1, 2024	$3,375	$133	$3,508
Issuance of SAFES	1,557	1,500	3,057
Change in fair value	993	115	1,108
Balance at December 31, 2024	5,925	1,748	7,673
Issuance of SAFES	655	2,940	3,595
Change in fair value	(986)	(173)	(1,159)
Balance at December 31, 2025	$5,594	$4,515	$10,109

In connection with certain 2025 SAFE financings, the Company also issued pre-funded warrants to purchase shares of common stock at an exercise price of $0.01 per share. The warrants were exercisable within two business days of issuance and were immediately exercised. The Company allocated the total financing proceeds using the with-and-without method, whereby the SAFEs, which are measured at fair value on a recurring basis, were initially recorded at fair value, and the residual proceeds were allocated to the warrants and recorded in additional paid-in capital. Refer to Note 9 for additional information regarding warrants to purchase common stock.

The fair value estimate of SAFEs includes significant inputs not observable in market, which represents a Level 3 measurement within the fair value hierarchy. The Company estimates fair value using a probability-weighted scenario analysis combined with a Black-Scholes option pricing model. Under this approach, three potential settlement outcomes are modeled for each SAFE: (i) an equity financing, in which the SAFEs automatically convert into shares of redeemable convertible preferred stock at a price based on the lower of the price per share paid by new investors or the price implied by the applicable post-money valuation cap; (ii) a liquidity event, in which the SAFEs convert into the greater of the cash-out amount (the original purchase amount) or the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price; and (iii) a dissolution event, in which SAFE holders receive a pro rata portion of remaining proceeds, subject to the liquidation priority provisions of the SAFE agreements. The fair value of each scenario comprises the present value of the bond-like payoff component plus the value of an embedded call option representing incremental equity upside above the SAFE conversion price. The scenario values are then probability-weighted to arrive at the indicated fair value for each SAFE series.

The significant inputs used in the Level 3 fair value measurement of the SAFEs are as follows:

	December 31,
	2025	2024
Equity value	$111,800	$30,601
Volatility	32.0% - 32.5%	33.5% - 36.5%
Discount rate	3.8% - 9.2%	5.2% - 8.5%
Expected term to event (in years)	0.13 - 0.75	1.0 - 1.75
Probability of equity financing	85.0%	75.0%
Probability of liquidity event	12.5%	15.0%
Probability of dissolution event	2.5%	10.0%

Equity value: The fair value of the Company’s equity as of December 31, 2024 was estimated at approximately $30.6 million based on a third party valuation. The fair value of the Company’s equity as of December 31, 2025 was estimated at approximately $111.8 million, based on the anticipated Series A financing (see Note 16). This equity value was allocated across the Company’s fully diluted capitalization to derive implied per-share values used in measuring the fair value of the Company’s SAFEs, convertible promissory notes, and warrant liabilities.

Volatility: Equity volatility was estimated using a structural credit model, which derives implied asset volatility from publicly traded comparable companies in the aerospace and defense industry and adjusts for the Company’s capital structure. The narrower range and modest decline from December 31, 2024 to December 31, 2025 reflect the significantly shortened expected terms to the anticipated settlement events as of December 31, 2025.

Discount rate. The discount rate applied to the bond-like payoff component of each SAFE was determined through a calibration approach. The calibrated rate is adjusted for changes in market credit conditions as indicated by movements in selected effective yield indices. The range of discount rates reflects the different credit characteristics implied at each series’ respective calibration date and subsequent market conditions.

Expected term and scenario probabilities: The expected timing of each settlement event and the assigned probability weights are based on management’s assessment of the Company’s most likely path, informed by the status of ongoing financing activities, market conditions, and the Company’s financial position. As of December 31, 2025, management assigned an 85% probability to an equity financing expected to close by February 15, 2026, reflecting the advanced stage of the Company’s Series A preferred stock financing, compared to a 75% probability assigned as of December 31, 2024 for an equity financing expected by December 31, 2025. The probability of a dissolution event decreased from 10.0% to 2.5%, reflecting the near-term availability of capital through the anticipated financing. The expected terms shortened significantly from December 31, 2024 to December 31, 2025, driven by the proximity of the anticipated Series A closing date.

In January 2026, the Company completed a Series A preferred stock financing (see Note 16). The fair value of the SAFE liabilities as of December 31, 2025 was significantly influenced by the terms of this subsequent financing, as the equity value and scenario probabilities were informed by the expected Series A transaction price and the advanced status of that transaction as of the measurement date.

Convertible promissory notes

The Company’s convertible promissory notes are measured at fair value on a recurring basis and are classified within Level 3 of the fair value hierarchy under ASC 820, Fair Value Measurement, as the fair value measurements incorporate significant unobservable inputs. Refer to Note 3 for additional information regarding the Company’s accounting policy for convertible promissory notes.

The following table summarizes the change in convertible promissory note fair value for the years ended December 31, 2025 and 2024 (amounts in thousands):

		Related Party
	Convertible	Convertible
	Promissory	Promissory
	Notes	Notes	Total
Balance at January 1, 2024	$4,433	$386	$4,819
Change in fair value	1,112	134	1,246
Repayment of interest, including $199 PIK interest	(749)	-	(749)
Settlements	(1,068)	-	(1,068)
Balance at December 31, 2024	3,728	520	4,248
Change in fair value	1,604	254	1,858
Repayment of interest, including $92 PIK interest	(367)	-	(367)
Balance at December 31, 2025	$4,965	$774	$5,739

The fair values of the convertible notes were determined using a probability-weighted scenario analysis and a Black-Scholes option pricing model for the embedded conversion feature. The valuation models four possible outcomes: (1) an equity financing event, (2) a corporate transaction, (3) repayment at maturity, and (4) dissolution. Each scenario is assigned a probability weighting based on management’s assessment of the likelihood of occurrence. Under each scenario, the bond component is valued using a discounted cash flow approach at an adjusted yield derived from the migrated market yield for similar credit rated debt instruments. The conversion feature is valued as a call option using the Black-Scholes model.

The significant inputs used in the Level 3 fair value measurement of convertible promissory notes are as follows:

	December 31,
	2025	2024
Equity value	$111,800	$30,601
Volatility	57.0%	47.0% - 54.0%
Discount rate	20.3% - 35.5%	19.6% - 34.8%
Expected term to event (in years)	0.13 - 0.83	1.0 - 1.83
Probability of equity financing	85.0%	75.0%
Probability of corporate transaction	10.0%	10.0%
Probability of maturity	2.5%	5.0%
Probability of dissolution	2.5%	10.0%

Equity value: The fair value of the Company’s equity as of December 31, 2024 was estimated at approximately $30.6 million based on a third party valuation. The fair value of the Company’s equity as of December 31, 2025 was estimated at approximately $111.8 million, based on the anticipated Series A financing (see Note 16). This equity value was allocated across the Company’s fully diluted capitalization to derive implied per-share values used in measuring the fair value of the Company’s SAFEs, convertible promissory notes, and warrant liabilities.

Volatility: the expected equity volatility was estimated using structural credit model applied to a group of comparable publicly traded aerospace and defense companies. The analysis selects the implied asset volatility of the comparable group, which is then converted to equity volatility using the Company’s capital structure and leverage. The increase year-over-year reflects higher observed volatility among the comparable company set and the Company’s capital structure.

Discount rate: the discount rate represents an adjusted yield derived from the migrated market yield for selected effective yield indices, adjusted from each note’s issuance date to the respective valuation date. The range across notes reflects different issuance dates and corresponding initial market yields at inception for each note.

Expected term and scenario probabilities: the expected timing of each settlement event and the assigned probability weights are based on management’s assessment of the Company’s most likely path, informed by the status of ongoing financing activities, market conditions, and the Company’s financial position. As of December 31, 2025, management assigned an 85% probability to an equity financing expected to close by February 15, 2026, reflecting the advanced stage of the Company’s Series A preferred stock financing, compared to a 75% probability assigned as of December 31, 2024 for an equity financing expected by December 31, 2025. The probability of a dissolution event decreased from 10.0% to 2.5%, reflecting the near-term availability of capital through the anticipated financing. The expected terms shortened significantly from December 31, 2024 to December 31, 2025, driven by the proximity of the anticipated Series A closing date (see Note 16).

Warrant liabilities

The following table summarizes the change in liability-classified warrant fair value for the years ended December 31, 2025 and 2024 (amounts in thousands):

		Related Party
	Warrant	Warrant
	Liabilities	Liabilities	Total
Balance at January 1, 2024	$817	$107	$924
Change in fair value	75	12	87
Change in classification to equity	(62)	-	(62)
Balance at December 31, 2024	830	119	949
Change in fair value	1,859	126	1,985
Balance at December 31, 2025	$2,689	$245	$2,934

The Company’s liability-classified warrants are measured at fair value on a recurring basis and are classified within Level 3 of the fair value hierarchy under ASC 820. The fair values of the warrant liabilities were determined using an intrinsic value method. The warrants entitle the holders to a variable number of shares of common stock equal to a specified percentage of the Company’s fully diluted capitalization; accordingly, the fair value of each warrant is computed as the product of the indicated number of warrant shares (based on the applicable equity ownership percentage and the fully diluted capitalization at the measurement date) and the concluded common stock value per share at that date.

The significant inputs used in the Level 3 fair value measurement of the warrant liabilities are as follows:

	December 31,
	2025	2024
Equity value	$111,800	$30,601
Fully diluted capitalization (shares)	20,013,152	18,820,109
Equity ownership percentage (per warrant)	0.5% - 6.0%	0.5% - 6.0%

Equity value: The fair value of the Company’s equity as of December 31, 2024 was estimated at approximately $30.6 million based on a third-party valuation. The fair value of the Company’s equity as of December 31, 2025 was estimated at approximately $111.8 million, based on the anticipated Series A financing (see Note 16). This equity value was allocated across the Company’s fully diluted capitalization to derive implied per-share values used in measuring the fair value of the Company’s SAFEs, convertible promissory notes, and warrant liabilities.

Fully diluted capitalization: the Company’s fully diluted capitalization reflects the number of shares issuable upon the exercise or conversion of outstanding convertible securities as of the valuation date.

Equity ownership percentage: the equity ownership percentage is contractually stated within each convertible note purchase agreement